Retirement Plans (Fair Values Of Defined Benefit Pension Plans Assets) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	$ 242.0	$ 236.6
Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	33.9	26.9
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	208.1	209.7
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
U.S. Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	75.3	75.8
U.S. Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
U.S. Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	75.3	75.8
U.S. Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
International Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	24.9	25.7
International Commingled Fund | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
International Commingled Fund | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	24.9	25.7
International Commingled Fund | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Emerging Market Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	6.8	13.1
Emerging Market Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Emerging Market Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	6.8	13.1
Emerging Market Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Emerging Market Mutual Fund
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	5.9
Emerging Market Mutual Fund | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	5.9
Emerging Market Mutual Fund | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0
Emerging Market Mutual Fund | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0
Real Estate Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	7.5	6.9
Real Estate Commingled Fund | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Real Estate Commingled Fund | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	7.5	6.9
Real Estate Commingled Fund | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	25.9	25.1
U.S. Treasury securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	25.9	25.1
U.S. Treasury securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
U.S. Treasury securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
U.S. Corporate Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	37.8	41.4
U.S. Corporate Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
U.S. Corporate Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	37.8	41.4
U.S. Corporate Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
International Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	6.3	8.3
International Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
International Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	6.3	8.3
International Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Public Sector Utility Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	14.8	14.5
Public Sector Utility Securities | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Public Sector Utility Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	14.8	14.5
Public Sector Utility Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Global Fixed-Income Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	24.4	24.0
Global Fixed-Income Commingled Fund | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Global Fixed-Income Commingled Fund | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	24.4	24.0
Global Fixed-Income Commingled Fund | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
U.S. Fixed-Income Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	10.3
U.S. Fixed-Income Commingled Funds | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0
U.S. Fixed-Income Commingled Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	10.3
U.S. Fixed-Income Commingled Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0
Cash & Accruals
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	2.1	1.8
Cash & Accruals | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	2.1	1.8
Cash & Accruals | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	0.0	0.0
Cash & Accruals | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of the defined benefit pension plans assets	$ 0.0	$ 0.0